Equity - Schedule of Dividends (Details) R$ in Thousands	12 Months Ended
	Jun. 30, 2026 BRL (R$) shares	Jun. 30, 2026 $ / shares shares	Jun. 30, 2025 BRL (R$) shares	Jun. 30, 2025 $ / shares shares	Jun. 30, 2024 BRL (R$)
Schedule of Dividends [Abstract]
Net income (loss) for the year	R$ (90,009)		R$ 138,019		R$ 226,867
(-) Appropriation to legal reserve (5% of net income)			(6,901)
Adjusted net income (loss)	(90,009)		131,118
(-) Minimum mandatory dividends - 25% of adjusted net income			(32,780)
(-) Proposed additional dividends			(42,220)
Dividends proposed on net income			(75,000)
(-) Absorption of loss for the year by the reserve (Art. 189, sole paragraph)	(90,009)
(-) Proposed dividends from the Investment and Expansion Reserve (art. 201)	(30,000)
Total dividends	(30,000)		(75,000)
Constitution (reduction) of reserve for investments and expansion	R$ (120,009)		R$ 56,118
Total paid-in capital (per thousand shares) | shares	102,683	102,683	102,683	102,683
(-) Treasury shares (per thousand shares) | shares	(3,068)	(3,068)	(3,068)	(3,068)
(=) Free float (per thousand shares) | shares	99,615		99,615
Dividend per share (R$) | $ / shares		$ 0.3		$ 0.75